UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



Report for the Calendar Year or Quarter Ended: March 31, 2005

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Cedar Rock Capital Limited

Address:  Nuffield House
          41-46 Riccadilly
          London W1J 0DS
          United Kingdom


13F File Number: 28-06285

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Joy-Isabelle Besse
Title:  Director
Phone:  +44-0-20-7494-8600


Signature, Place and Date of Signing:


 /s/ Joy-Isabelle Besse           New York, New York          May 9, 2005
-----------------------         ----------------------        ------------
     [Signature]                    [City, State]                [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:  None

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    5

Form 13F Information Table Value Total:    $210,964
                                         (thousands)


List of Other Included Managers: NONE

                           FORM 13F INFORMATION TABLE
                           Cedar Rock Capital Limited
                                 March 31, 2005



COLUMN 1                COLUMN  2      COLUMN 3     COLUMN 4            COLUMN 5        COLUMN 6  COLUMN 7       COLUMN 8
-----------------------------------------------------------------------------------------------------------------------------------

                                                    VALUE        SHRS OR   SH/ PUT/   INVESTMENT  OTHER          VOTING AUTHORITY
NAME OF ISSUER      TITLE OF CLASS     CUSIP       (X$1000)      PRN AMT   PRN CALL   DISCRETION  MANAGERS    SOLE     SHARED  NONE
-----------------------------------------------------------------------------------------------------------------------------------
Altria Group Inc.         COM        02209S103      92,475      1,414,213   SH          SOLE      NONE     1,414,213
Clorox Co Del             COM        189054109         945         15,000   SH          SOLE      NONE        15,000
Kimberly Clark Corp       COM        494368103      73,078      1,111,798   SH          SOLE      NONE     1,111,798
Knight Ridder Inc         COM        499040103       5,089         75,674   SH          SOLE      NONE        75,674
Lee Enterprises Inc       COM        523768109      39,377        907,300   SH          SOLE      NONE       907,300
